Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
VAT tax payable	$ 79,217	$ 71,796
Corporate income tax payable	177,831	170,370
Other taxes payable	12,941	7,462
Total	$ 269,989	$ 249,628